Cover	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	1-32381
Entity Registrant Name	Herbalife Ltd.
Entity Central Index Key	0001180262
Entity Tax Identification Number	98-0377871
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 309
Entity Address, City or Town	Ugland House
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	213
Local Phone Number	745-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.0005 per share
Trading Symbol	HLF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false